Expense Example - Class A C Shares - Alger Focus Equity Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	617	812	1,023	1,630	274	539	928	2,019